SEGMENT REPORTING (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customers accounting for 10% or more of total net revenues
Total net revenues	$ 1,519,634,872	$ 969,131,896	$ 985,279,367
Maximum
Customers accounting for 10% or more of total net revenues
Total net revenues	10.00%	10.00%	10.00%